General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expenses [Abstract]
Non-executive directors' compensation	$ 126,000	$ 72,000	$ 72,000
Audit fees	243,618	249,217	503,187
Professional fees and other expenses	2,709,155	2,261,154	4,368,750
MPC Capital acquisition-related costs (including $4,417,595 to related parties for the year ended December 31, 2024, Note 4(a))	7,017,535	0	0
Administration fees-related party (Note 4(a))	3,247,570	3,099,000	2,100,000
General and administrative expenses	13,343,878	5,681,371	7,043,937
Related Party [Member]
General and Administrative Expenses [Abstract]
General and administrative expenses	7,719,165	3,099,000	2,100,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
General and Administrative Expenses [Abstract]
MPC Capital acquisition-related costs (including $4,417,595 to related parties for the year ended December 31, 2024, Note 4(a))	4,471,595
Administration fees-related party (Note 4(a))	$ 3,247,570	$ 3,099,000	$ 2,100,000